Investment Securities (Schedule Of FHN's Available For Sale Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 3,416,283,000	[1]	$ 2,971,382,000	[2]
Securities available for sale, Gross Unrealized Gains	44,876,000	[1]	90,907,000	[2]
Securities available for sale, Gross Unrealized Losses	(62,702,000)	[1]	(481,000)	[2]
Securities available for sale	3,398,457,000	[1]	3,061,808,000	[2]
Pledged available for sale securities	3,100,000,000		2,800,000,000
FHN [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale	1,643,000		6,346,000
FRB [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	66,000,000		66,000,000
FHLB-Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	128,000,000		125,500,000
U.S. treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	39,997,000		39,997,000
Securities available for sale, Gross Unrealized Gains	0		2,000
Securities available for sale, Gross Unrealized Losses	(1,000)		0
Securities available for sale	39,996,000		39,999,000
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	796,835,000		1,072,425,000
Securities available for sale, Gross Unrealized Gains	32,353,000		64,155,000
Securities available for sale, Gross Unrealized Losses	(5,499,000)		0
Securities available for sale	823,689,000		1,136,580,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,335,718,000		1,623,202,000
Securities available for sale, Gross Unrealized Gains	12,399,000		26,490,000
Securities available for sale, Gross Unrealized Losses	(57,180,000)		(481,000)
Securities available for sale	2,290,937,000		1,649,211,000
Other U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,202,000		3,504,000
Securities available for sale, Gross Unrealized Gains	124,000		249,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale	2,326,000		3,753,000
States And Municipalities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	15,155,000		15,255,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale	15,155,000		15,255,000
Equity and other
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	226,376,000	[3]	216,999,000	[4]
Securities available for sale, Gross Unrealized Gains	0	[3]	11,000	[4]
Securities available for sale, Gross Unrealized Losses	(22,000)	[3]	0	[4]
Securities available for sale	$ 226,354,000	[3]	$ 217,010,000	[4]

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.